Property and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 448,928	$ 6,218,406
Less: accumulated depreciation	(334,935)	(1,254,681)
Property and Equipment, net	113,993	4,963,725	[1]
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	301,006	1,063,481
Vehicle
Property, Plant and Equipment [Line Items]
Total property and equipment	147,922	267,023
Office building
Property, Plant and Equipment [Line Items]
Total property and equipment	0	3,948,058
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 0	$ 939,844

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")